Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 29, 2016
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
Direxion Monthly NASDAQ-100(R) Bull 1.25X Fund | Direxion Monthly NASDAQ-100(R) Bull 1.25X Fund
Prospectus:
Trading Symbol	DXNLX
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund | Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund
Prospectus:
Trading Symbol	DXNSX